Organization and Business Operations - Additional Information (Detail) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2021	Mar. 12, 2021	Feb. 04, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Initial Public Offering, net of underwriters' discount				$ 0	$ 0	$ 323,910,000	$ 323,910,000
Transaction costs					17,212,069
Deferred underwriting fees					10,657,500
Other offering costs					464,569		464,569
Cash				25,000	$ 287,611		$ 299,837	$ 25,000
Restricted Investments Term					185 days		185 days
Percentage Of Net asset Held In The Trust Account					80.00%		80.00%
Price per share					$ 10		$ 10
Net tangible assets For Consummation of a Business Combination					$ 5,000,001		$ 5,000,001
Public share Redeemable percentage					100.00%		100.00%
Stock issued during the period value for services				$ 25,000
Percentage Of Public Shares To Be Redeemed On Non Completion Of Business Combination					100.00%		100.00%
Business Combination Date					Mar. 12, 2023		Mar. 12, 2023
Condition For Future Business Combination Threshold Net Tangible Assets					$ 5,000,001
Assets Held In Trust Withdrawal							$ 0
Workin capital deficiency					$ 7,712,712		2,333,315
Percentage of excise tax on repurchases of stock					1.00%
Percentage of Excise Tax is eqyual toone percent of fair market value of the repurchased stock					1.00%
Aggregate shares received					$ 40,000,000
Founder shares (in Shares)					1,250,000
Redemption Cash					$ 75,000,000
Additional founder shares (in Shares)					1,250,000
Warrant agreement, description					In connection with the Domestication, (x) immediately prior to the Domestication, each then issued and outstanding Class B Ordinary Share will convert automatically, on a one-for-one basis, into a Class A Ordinary Share (y) immediately following the conversion described in clause (x), (i) each then issued and outstanding Class A Ordinary Share will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of Plastiq Pubco (the “Plastiq Pubco Stock”), (ii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Plastiq Pubco Stock (each, a “Plastiq Pubco Warrant”), pursuant to the related warrant agreement; and (iii) each then issued and outstanding unit of the Company will convert automatically into a unit of Plastiq Pubco (each, a “Plastiq Pubco Unit”) consisting of one share of Plastiq Pubco Stock and one-fifth of one Plastiq Pubco Warrant, and in connection with the Closing, each Plastiq Pubco Unit will be separated into its component parts, consisting of one share of Plastiq Pubco Stock and one-fifth of one Plastiq Pubco Warrant. No fractional Plastiq Pubco Warrants will be issued upon the separation of the Plastiq Pubco Units.
Net tangible assets					$ 5,000,001
2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepayment advance from related party					1,225,000
Debt instrument, face amount					$ 275,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per warrant (in Dollars per share)					$ 1.5
Convertible Warrants					$ 1,500,000
Cash [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets held in trust							$ 299,837
Post Business Combination Target Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							50.00%
Colonnade Sponsor Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition For Future Business Combination Threshold Net Tangible Assets							$ 5,000,001
Series of Individually Immaterial Business Acquisitions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					50.00%
Percentage Of Public Shares To Be Redeemed On Non Completion Of Business Combination					100.00%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period value for services					$ 25,000		$ 25,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per warrant		$ 1.5
Sponsor [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period value for services								$ 25,000
Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued during the period		5,733,333	5,733,333
Price per warrant		$ 1.5	$ 1.5
Debt Conversion, Converted Instrument, Warrants							1,500,000
Price per warrant (in Dollars per share)			$ 11.5				$ 1.5
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units (in Shares)		33,000,000
Price per unit		$ 10
Proceeds from Initial Public Offering, net of underwriters' discount		$ 330,000,000
Transaction costs							$ 17,212,069
Underwriting fees					6,090,000		6,090,000
Deferred underwriting fees							10,657,500
Other offering costs							464,569
Cash					475,053		$ 475,053
Payments to Acquire Trust Preferred Investments	$ 330,000,000
Generating gross proceeds		$ 330,000,000
Total transaction cost					$ 475,053
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units (in Shares)					33,000,000		33,000,000
Price per unit					$ 10		$ 10
Payments to Acquire Trust Preferred Investments	$ 330,000,000